Climate change and energy transition - Sensitivity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / bbl	Dec. 31, 2024 USD ($) $ / bbl	Dec. 01, 2025 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 185,077	$ 185,219
Carrying amount of interests in joint ventures	$ 19,814	$ 15,783
Adura JV
Disclosure of Climate Change and Energy Transition [Line Items]
Percentage decrease in commodity price assumptions	10.00%
Brent crude oil ($/b)
Disclosure of Climate Change and Energy Transition [Line Items]
Commodity price after year 4 | $ / bbl	70	70
Brent crude oil ($/b) | Adura JV
Disclosure of Climate Change and Energy Transition [Line Items]
Commodity price after year 4 | $ / bbl	70
Equinor | Adura JV
Disclosure of Climate Change and Energy Transition [Line Items]
Carrying amount of interests in joint ventures			$ 4,991
-2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 154,000	$ 151,000
Integrated Gas and Upstream segments | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity -10% to the mid-price outlook	(10,000)	(9,000)
Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000	151,000
Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000	151,000
Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	154,000	151,000
Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	193,000	189,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	61,000	60,000
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	74,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	60,200	63,400
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	77,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	33,600	32,600
Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	39,000	38,000
Bottom of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	2,000	2,000
Sensitivity -10% to the mid-price outlook		(5,000)
Bottom of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(16,000)	(12,000)
Bottom of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(10,000)	(7,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(20,000)	(26,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(4,000)	(2,000)
Bottom of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	2,000	2,000
Sensitivity -10% to the mid-price outlook	7,000	(4,000)
Bottom of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(13,000)	(11,000)
Bottom of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(9,000)	(7,000)
Bottom of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(21,000)
Bottom of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)	(1,000)
Bottom of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	0	0
Sensitivity -10% to the mid-price outlook	0	(1,000)
Bottom of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(1,000)
Bottom of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	0
Bottom of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(5,000)
Bottom of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	0	0
Bottom of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)	(1,000)
Top of range | Adura JV
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment loss due to decrease in commodity price assumptions	1,000
Top of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	5,000	5,000
Sensitivity -10% to the mid-price outlook		(9,000)
Top of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(22,000)	(18,000)
Top of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(16,000)	(11,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(26,000)	(34,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(7,000)	(5,000)
Top of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	4,000	4,000
Sensitivity -10% to the mid-price outlook	9,000	(6,000)
Top of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(17,000)	(15,000)
Top of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(13,000)	(10,000)
Top of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(19,000)	(27,000)
Top of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(3,000)	(2,000)
Top of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity +10% to the mid-price outlook	1,000	1,000
Sensitivity -10% to the mid-price outlook	1,000	(3,000)
Top of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(3,000)
Top of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(1,000)
Top of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(7,000)
Top of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(1,000)	(1,000)
Top of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	$ (3,000)	$ (2,000)